Share-based payments	12 Months Ended
Dec. 31, 2020
Share-based payments [Abstract]
Share-based payments
25.	Share-based payments

The Group operates various employee share schemes that grant awards to certain employees and members of the Board. The Share Option Plan, whereby options are granted to acquire shares in the Company at a specified exercise price and the Growth Share Plan, whereby Growth shares of the Company are awarded with an associated hurdle rate as set at the time of award. For defined employees, awards made under the Growth Share Plan are subject to the achievement by the Group of additional specified performance targets.

Grants under both plans are normally exercisable over a four-year period with 25% vesting at the end of the first year and the remaining award vesting quarterly over the following three years. For defined employees, awards made under the Growth Share Plan are normally exercisable over an eight-year period with 12.5% vesting at the end of the first year and the remaining award vesting quarterly over the following seven years. All awards lapse on the tenth anniversary from the date of grant and are not entitled to dividends.

The total charge for such share-based payment plans in 2020 was £8,162,000 (2019 – £3,056,000; 2018 – £666,000), all of which relate to equity settled awards.

Share Option Plan

Under the Share Option Plan, awards are granted to certain employees and members of the Board to acquire shares in the Company at a specified exercise price. Those awards granted from 2017 normally vest over a four-year period with 25% of the award vesting at the end of the first year and the remaining award vesting quarterly over the following three years. Awards granted prior to 2017 normally vest over a four-year period with 25% of the award vesting after each complete year.

A total of 224,536 share options were awarded during the year ended December 31, 2020 (2019: 582,252 share options ;2018: nil share options) which will vest over a four-year period from the date of grant and are not entitled to dividends. Those share options awarded in 2019 were modified during the year ended December 31, 2020 through a reduction in the associated exercise price from £150 to £64 per share. The incremental fair value granted was valued on a consistent basis to other awards made within the Group and was valued at £14.06 per share and has been applied to those unvested awards as at the date of modification.

The number and weighted average exercise prices of share options are as follows:

Number of shares issuable	Number of share options (#)	Weighted average exercise price (£)
Outstanding at January 1, 2018	227,608	54.01
Awards granted	-	-
Awards exercised	(10,950)	9.26
Awards forfeited	(67,935)	53.57
Outstanding at December 31, 2018	148,723	57.50
Awards granted	582,252	150.00
Awards exercised	(8,574)	2.71
Awards forfeited	(6,578)	103.17
Outstanding at December 31, 2019	715,823	132.89
Awards granted	224,536	64.00
Awards exercised	(2,776)	21.91
Awards forfeited	(27,311)	81.67
Outstanding at December 31, 2020	910,272	62.90
Exercisable at December 31, 2020	194,106	91.92

The weighted average fair value of options granted in 2020 was £33.40 (2019: £11.95; 2018: £nil). The weighted average share price at the date of exercise of the options during the year was £64.00 (2019: £64.00; 2018: £144.14).

Growth Share Plan

Under the Growth Share Plan, awards are granted to certain employees and members of the Board to acquire shares in the Company at the nominal value provided the share price exceeds a hurdle rate, as set at the time of award. Awards vest over a four-year period with 25% of the award vesting at the end of the first year and the remaining award vesting quarterly over the following three years. For a defined number of employees, their awards vest over an eight-year period with 12.5% vesting at the end of the first year and the remaining vesting quarterly over the following seven years. These awards are also subject to the achievement by the Group of additional specified performance targets. These performance targets are based primarily on the progression of the Company’s pipeline. A total of 34,260 Growth Shares were awarded during the year ended December 31, 2020 (2019: nil Growth Shares; 2018: nil Growth Shares) which will vest over a four-year period from the date of grant and are not entitled to dividends.

The number and weighted average hurdle rate of growth shares are as follows:

Number of shares issuable	Number of growth shares	Weighted average hurdle rate £
Outstanding at January 1, 2018	155,246	170.00
Awards granted	-	-
Awards exercised	-	-
Awards forfeited	(36,800)	170.00
Outstanding at December 31, 2018	118,446	170.00
Awards granted	-	-
Awards exercised	-	-
Awards forfeited	(60,240)	170.00
Outstanding at December 31, 2019	58,206	170.00
Awards granted	34,260	110.41
Awards exercised	-	-
Awards forfeited	(29,575)	170.00
Outstanding at December 31, 2020	62,891	137.54
Exercisable at December 31, 2020	34,857	157.83

For share options and growth share awards outstanding at the end of the year, the range of exercise prices and weighted average remaining contractual life are as follows:

Growth Shares			Share options
Hurdle rate £	Number of options	Weighted average remaining contractual life	Exercise price £	Number of options	Weighted average remaining contractual life
170.00	43,631	7.3	43.37	91,994	4.7
64.00	19,260	9.4	120.87	3,309	5.0
-	-	-	150.00	11,481	6.3
-	-	-	64.00	803,488	9.5

Awards granted under the Share Option Plan have been valued using the Black-Scholes option pricing model, those awards granted under the Growth Share Plan have been valued using the Back Solve model, reflecting the different rights available to holders of Growth Shares. The assumptions used in the models for awards granted are as follows:

	Growth shares		Share options
	Apr-20	Jun-20	Nov- 20	Oct- 20	Jun-20	Apr- 20
Share price at grant date	£64.00	£64.00	£64.00	£64.00	£64.00	£64.00
Exercise price	-	-	£64.00	£64.00	£64.00	£64.00
Hurdle rate	£64.00 - £170.00	£64.00	-	-	-	-
Expected volatility	91%	102%	87%	87%	85%	79%
Expected life (years)	1 yr	1 yr	3 yrs	3 yrs	3 yrs	3 yrs
Risk free rate	0.03%	(0.02)%	(0.01)%	(0.07)%	(0.03)%–0.02%	0.03%
Fair value	£2.12 - £7.05	£7.05	£35.00	£35.16	£34.32 - £34.30	£32.394

	Growth shares	Share options	Share options	Share options
	Apr-17	May-19	Apr-17	2016
Share price at grant date	£150.00	£64.00	£150.00	£140.00
Exercise price	—	£150.00	£150.00	£43.37 - £150.00
Hurdle rate	£170.00	—	—	—
Expected volatility	65%	67%	65%	60%
Expected life (years)	2.7 yrs	1.9 yrs - 3 yrs	5 yrs	5 yrs
Risk free rate	0.15%	0.69% - 0.71%	0.42%	0.62% - 1.41%
Fair value	£58.55	£11.95	£80.63	£77.16 - £107.94

Share options and growth shares are not entitled to dividends.

The expected volatility reflects the assumption that the historical volatility over a period similar to the life of the awards is indicative of future trends, which may not necessarily be the actual outcome. The expected life of the share options is based on historical data and current expectations and is not necessarily indicative of exercise patterns that may occur. The risk-free rate is based on the Bank of England’s estimates of gilt yield curve as at the respective grant dates.

No adjustments have been made to the amounts shown above in regards to the corporate reorganization described in Note 30.